Risk/Return Detail Data - FidelityEnhancedIndexETFsCombo-PRO	Sep. 21, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityEnhancedIndexETFsCombo-PRO | Fidelity Enhanced Large Cap Growth ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Enhanced Large Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Enhanced Large Cap Growth ETF seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year of the predecessor fund (as defined below), the predecessor fund's portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	101.00%
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds.Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks included in the Russell 1000® Growth Index, which is a market capitalization-weighted index designed to measure the performance of the large-cap growth segment of the U.S. equity market.Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the Russell 1000® Growth Index.Investing in domestic and foreign issuers.Lending securities to earn income for the fund.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings. Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions. Authorized Participant Concentration Risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance. In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	It is currently contemplated that, effective November 17, 2023, Fidelity® Large Cap Growth Enhanced Index Fund ("Predecessor Fund") will be reorganized into the fund ("Reorganization"). Accordingly, the information shown below is for the Predecessor Fund. The Predecessor Fund's investment objective was identical to the fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the fund. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the fund has assumed the Predecessor Fund's historical performance and the performance information shown below reflects that of the Predecessor Fund. The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index. The index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2023
Bar Chart, Year to Date Return	26.36%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	26.21%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(19.59%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnhancedIndexETFsCombo-PRO | Fidelity Enhanced Large Cap Growth ETF | Fidelity Enhanced Large Cap Growth ETF
Risk/Return:
Management fee	0.18%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.18%
1 year	$ 18
3 years	58
5 years	101
10 years	$ 230
2013	35.07%
2014	13.88%
2015	3.29%
2016	8.21%
2017	27.14%
2018	(3.77%)
2019	31.45%
2020	35.98%
2021	29.32%
2022	(26.57%)
FidelityEnhancedIndexETFsCombo-PRO | Fidelity Enhanced Large Cap Growth ETF | Return Before Taxes | Fidelity Enhanced Large Cap Growth ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	(26.57%)
Past 5 years	10.31%
Past 10 years	13.57%
FidelityEnhancedIndexETFsCombo-PRO | Fidelity Enhanced Large Cap Growth ETF | After Taxes on Distributions | Fidelity Enhanced Large Cap Growth ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(26.68%)
Past 5 years	8.63%
Past 10 years	12.00%
FidelityEnhancedIndexETFsCombo-PRO | Fidelity Enhanced Large Cap Growth ETF | After Taxes on Distributions and Sales | Fidelity Enhanced Large Cap Growth ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(15.66%)
Past 5 years	8.03%
Past 10 years	10.98%
FidelityEnhancedIndexETFsCombo-PRO | Fidelity Enhanced Large Cap Growth ETF | RS004
Risk/Return:
Label	Russell 1000 Growth Index
Past 1 year	(29.14%)
Past 5 years	10.96%
Past 10 years	14.10%

[1]	ABased on estimated amounts for the current fiscal year.